Provisions - Summary Of Details Of Provisions (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Disclosure of other provisions [line items]
Provisions		₩ 545,865	$ 433,158	₩ 576,134
Asset retirement obligation
Disclosure of other provisions [line items]
Provisions		82,717		80,777
Provision for guarantees
Disclosure of other provisions [line items]
Provisions	[1]	76,508		74,866
Provision for financial guarantee contract		47,969		53,321
Provisions for unused loan commitments
Disclosure of other provisions [line items]
Provisions		106,033		112,296
Other provisions
Disclosure of other provisions [line items]
Provisions	[2]	₩ 280,607		₩ 308,195

[1]	Provisions for guarantees includes provision for financial guarantee of 53,321 million W on and 47,969 million W on as of December 31, 2021 and 2022, respectively.
[2]	Other provisions consist of provision for litigation, loss compensation and others.